Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) Investment		Dec. 31, 2014 USD ($) Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	[1],[2]	$ 20,937.3		$ 19,018.0
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		10.2		81.3
Fair Value, Inputs, Level 3 | Fixed maturities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 9.9		$ 11.6
External Pricing | Fair Value, Inputs, Level 3 | Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities | Prepayment rate zero percent
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | Investment		1		1
Fair Value		$ 9.9		$ 11.6
Valuation Technique		External vendor		External vendor
Unobservable Input, prepayment rate		0.00%		0.00%
Internal Pricing | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | Investment		0
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of securities | Investment				1
Fair Value				$ 69.3
Internal Pricing | Fair Value, Inputs, Level 3 | Equity securities | Nonredeemable preferred stocks | Financials
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 0.0		$ 69.3
Valuation Technique				Multiple of tangible net book value
Unobservable Input, price to book ratio multiple				2.6
Subtotal Level 3 Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		9.9		$ 80.9
Third Party Pricing Exemption Securities | Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 0.3	[3]	$ 0.4	[4]

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on open derivative positions; at December 31, 2015, $23.1 million was included in "other assets," compared to $31.3 million in "other liabilities" at December 31, 2014.
[2]	The total fair value of the portfolio included $1.3 billion and $1.9 billion at December 31, 2015 and 2014, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
[3]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.
[4]	The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.